Risk Management Policy (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Risk Management Strategy Related To Hedge Accounting [Abstract]
Comparative Structure of Financial Debt According to Fixed and /or Protected Interest Rate on Gross Debt

	For the years ended December 31,
	2018	2017
	%	%
Fixed interest rate	71%	92%